INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
16.	INCOME TAXES

The components of earnings (loss) before income taxes consist of the following:

	2011	2010	2009

Canada	$(773.0)	$(399.9)	$1.2
United States	(211.2)	(30.1)	(22.8)
Other	0.2	15.5	(11.6)
Earnings (loss) before income taxes	$(984.0)	$(414.5)	$(33.2)

The income tax (recovery) expense consists of:

	2011	2010	2009

Canada:
Current	$(0.1)	$0.2	$(0.2)
Future	(6.6)	(31.6)	(17.4)
	(6.7)	(31.4)	(17.6)
United States:
Current	0.2	(0.5)	(0.9)
Future	(1.0)	15.5	(9.2)
	(0.8)	15.0	(10.1)
Other:
Current	0.1	0.1	0.1
Future	–	–	–
	0.1	0.1	0.1
Total:
Current	0.2	(0.2)	(1.0)
Future	(7.6)	(16.1)	(26.6)
	$(7.4)	$(16.3)	$(27.6)

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2011		2010		2009

Income tax recovery at Canadian statutory income tax rates	$(260.8)	26.5%	$(118.2)	28.5%	$(9.9)	30.0%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	2.0	(0.2)	(3.2)	0.8	(13.6)	40.9
Difference in foreign tax rate	(25.4)	2.5	(4.3)	1.0	(7.5)	22.6
Release of future income taxes related to reduction in corporate income tax rates	11.3	(1.1)	13.8	(3.3)	8.6	(25.9)
Change in the future income tax estimate	(0.6)	0.1	0.3	(0.1)	(4.5)	13.5
Change in valuation allowance	265.7	(27.0)	98.3	(23.7)	–	–
Adjustment to deferred credits	–	–	(5.9)	1.4	(2.7)	8.1
Other	0.4	(0.0)	2.9	(0.7)	2.0	(6.1)
Income tax recovery	$(7.4)	0.8%	$(16.3)	3.9%	$(27.6)	83.1%

Future tax assets and liabilities

The tax effects of temporary differences that give rise to significant future tax assets at December 31 are listed below. Future tax balances and the availability and timing of temporary differences may be significantly affected by the creditor protection proceedings entered into on January 31, 2012. The impact of the creditor protection proceedings on these balances and temporary differences isn’t presently determinable. See Note 30, Subsequent events, for further detail on the creditor protection proceedings.

	2011	2010

Future income tax assets
Non-capital losses and temporary differences related to working capital	$15.6	$10.9
Employee future benefits	3.3	3.4
Other	(1.9)	–
	17.0	14.3
Valuation allowance	(3.9)	–
	$13.1	$14.3
Classification:
Prepaids and other (note 9)	$13.1	$14.3
	$13.1	$14.3

The tax effects of temporary differences that give rise to significant future tax (assets) liabilities were as follows at December 31:

	2011	2010

Future income tax (assets) liabilities
Property, plant and equipment	$(215.5)	$28.9
Non-capital loss carry-forwards	(69.1)	(46.2)
Employee future benefits	(77.0)	(69.8)
Other	(11.2)	(4.5)
	(372.8)	(91.6)
Valuation allowance	376.4	103.0
	$3.6	$11.4

At December 31, 2011, the company has provided for a valuation allowance on its future tax assets of $380.3 million.

At December 31, 2011, the company had Canadian federal non-capital loss carry-forwards of $49.8 million, which expire during the period 2015 to 2031, and U.S. federal net operating loss carry-forwards of $147.5 million, which expire between 2012 and 2031. In assessing the realizability of future tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will not be realized. The ultimate realization of future tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible. Management considers the scheduled reversal of future tax liabilities, projected future taxable income and tax planning strategies in making this assessment. As management believes that it is more likely than not that the resulting future operations will not generate sufficient taxable income to realize all of the net future tax assets in Canada and the U.S., during the year, management recorded a valuation allowance of $30.4 million in respect of its U.S. federal net operating losses and a valuation allowance of $5.2 million in respect of its Canadian operating losses.

Accounting for uncertainty in income taxes

At December 31, 2011, the company had gross unrecognized tax benefits of $5.3 million (2010 – $5.9 million). If recognized, these tax benefits would favourably impact the company’s effective tax rate.

Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2011	2010

Unrecognized tax benefits, beginning of year	$5.9	$11.6
Decreases – tax positions taken in prior periods	–	(6.0)
Current period tax positions	0.4	0.3
Settlements and lapse of statute of limitations	(1.0)	–
Unrecognized tax benefits, end of year	$5.3	$5.9

The company recognizes interest expense and penalties related to unrecognized tax benefits within the provision for income tax expense on the consolidated statement of earnings (loss). No interest expense or penalties related to unrecognized tax benefits were recorded during 2011. At December 31, 2011, there were no interest and penalties accrued in relation to uncertain tax positions in the consolidated balance sheet.

In the normal course of business, the company and its subsidiaries are subject to audits by the Canadian federal and provincial taxing authorities, by the U.S. federal and various state taxing authorities and by the taxing authorities in various foreign jurisdictions. All tax years up to and including December 31, 2005 have been audited by the Canadian federal taxing authorities. The company’s income taxes are not currently under audit by the Canadian federal taxing authorities, by the U.S. Internal Revenue Service, by any U.S. state taxing authority or by any foreign taxing authority. The U.S. federal statute of limitations for pre-2008 tax years expired on September 15, 2011.